UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 4/30

Date of reporting period:    4/30/14

Item 1.  Reports to Stockholders.

West Shore Real Return Income Fund

Class A shares: AWSFX

Class I shares: IWSFX

Class N shares: NWSFX

Class R shares: RWSFX

Annual Report

April 30, 2014

Distributed by Northern Lights Distributors, LLC

Member FINRA

Management Discussion of Fund Performance

April 30, 2014

The Fund began in November of 2013 and had only a brief operating history as of the end of the fiscal year.  During that time management began to deploy The Fund’s cash position in assets consistent with the Fund’s objective which seeks a combination of capital growth and current income.  From inception through the end of the fiscal year April 30, 2014 the fund had a total return of 4.34% including reinvested dividends.  The fund initially underperformed as we deployed seed money, but rebounded strongly at the start of the year as our investment strategy was implemented, outperforming our benchmarks.  Performance is highlighted in the annual report.

 The market environment for certain assets, such as gold and precious metals, was notably better for accumulation than traditional equities as the prices of the former remained notably depressed while the prices of the latter are quite high by most measures we use for evaluation.   Gold and other precious metal assets performed well and were responsible for a good portion of the Fund’s performance.  Income producing equities also performed well as interest rates defied the predictions of many strategists and fell.

It remains our conviction that the economic recovery from the financial crisis of the 2008-2009 period has masked an underlying structural weakness in the financial and monetary framework that will be exposed when the economy weakens again or when the massive efforts to support the system are diminished.  The manipulative efforts of central banks remain the main source of stimulus through the zero rate policy and the injection of bank reserves via the purchase of treasury securities from banks.  Given that the demand for money in the general economy is slack, the “cheap money” finds its way into financial assets thus propping up their prices.  The Federal Reserve is now retreating from this experiment which we anticipate should be less of a factor by late summer.   We believe the consequences of their actions will be evident by then although the zero rate policy is expected to remain and provide some discomfort for those holding cash and other short term assets.

There are times to attempt to enhance and times to attempt to preserve. The Fund maintains a large holding of cash simply because we see little to purchase at these prices while remaining true to our goal.  We recognize that reports of headline indexes at “new highs” are giving many observers the impression that all is well while underneath the surface the average stock may be falling in price.   Fewer, mostly large capitalization, equities are leading the indexes as often happens once prices have equaled or surpassed fundamental values.  We have already witnessed the indexes of small and medium sized companies decline rapidly in March.  Whether this is the forerunner of a more general market decline we cannot know and will not predict.  We only know that values are extended by our measures and would rather be patient in our investment allocation to assets with greater risk.

Thank you for your entrusting your capital to us.  We continue to strive to be worthy of that trust.

3132-NLD-6/26/2014

WEST SHORE REAL RETURN INCOME FUND

PORTFOLIO REVIEW (Unaudited)

April 30, 2014

The Fund’s performance figures* for the periods ended April 30, 2014, compared to its benchmark:

Inception** - April 30, 2014
West Shore Real Return Income Fund – Class A	4.30%
West Shore Real Return Income Fund – Class A with load	(1.70)%
West Shore Real Return Income Fund – Class I	4.34%
West Shore Real Return Income Fund – Class N	4.32%
West Shore Real Return Income Fund – Class R	4.30%
Barclays U.S. TIPS Index Consumer Price Index	3.09% 1.01%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on April 30, 2014. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.90% for Class A, 2.50% for Class I shares, 2.75% for Class N shares and 3.00% for Class R shares per the November 1, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-973-8637 (1-855-WSFUNDS).

** The Fund’s inception date is December 6, 2013.

Barclays US TIPS Index measures the performance of the US Treasury Inflation Protected Securities ("TIPS") market.

The index includes TIPS with one or more years remaining maturity with total outstanding issue size of $500m or more.

The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Common Stocks	30.7%
Private Investments	12.1%
Mutual Funds	3.9%
Exchange Traded Funds	3.3%
Exchange Traded Notes	0.5%
Other, Cash & Cash Equivalents	49.5%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

West Shore Real Return Income Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2014
Shares		Fair Value

	COMMON STOCKS - 30.7%
	AGRICULTURE - 1.7%
7,927	Altria Group, Inc.	$ 317,952
7,640	Lorillard, Inc.	453,969
		771,921
	BANKS - 2.4%
5,913	Bank of Montreal	407,642
4,943	Bank of Nova Scotia	300,436
7,389	HSBC Holdings PLC	379,203
		1,087,281
	CHEMICALS - 0.5%
6,659	Sociedad Quimica y Minera de Chile SA - ADR	212,422

	ELECTRIC - 1.7%
8,154	American Electric Power Co., Inc.	438,767
4,615	Dominion Resources, Inc.	334,772
		773,539
	FOOD - 0.7%
26,890	Marine Harvest ASA	328,560

	IRON/STEEL - 0.4%
15,185	Vale SA	200,746

	MINING - 6.0%
15,496	Franco-Nevada Corp.	746,442
14,138	Royal Gold, Inc.	935,935
74,501	Sandstorm Gold Ltd *	417,951
28,294	Silver Wheaton Corp	628,127
		2,728,455
	OIL & GAS - 2.4%
2,415	Chevron Corp.	303,131
4,766	Diamond Offshore Drilling, Inc.	260,271
15,500	Enduro Royalty Trust	190,960
4,024	Royal Dutch Shell PLC	340,632
		1,094,994
	PHARMACEUTICALS - 1.7%
5,792	Eli Lilly & Co.	342,307
7,726	Merck & Co., Inc.	452,435
		794,742
	PIPELINES - 3.6%
7,212	Energy Transfer Partners LP	398,030
5,389	Enterprise Products Partners LP	394,097
5,339	Kinder Morgan Energy Partners LP	402,454
7,661	Plains All American Pipeline LP	427,484
		1,622,065

	REAL ESTATE - 2.4%
134,600	Capitaland Ltd.	343,066
45,200	Cheung Kong Holdings Ltd.	769,570
		1,112,636

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2014
Shares		Fair Value

	REITS - 3.3%
18,000	Brandywine Realty Trust	$ 261,900
9,550	Calloway Real Estate Investment Trust	233,327
6,903	Health Care REIT, Inc.	435,510
4,500	Liberty Propert Trust	168,750
12,336	National Retail Properties, Inc.	421,028
		1,520,515
	RETAIL - 0.8%
7,089	Darden Restaurants, Inc.	352,394

	SEMICONDUCTORS - 0.9%
8,846	Microchip Technology, Inc.	420,539

	SOFTWARE - 0.4%
4,500	Microsoft Corp.	181,800

	TELECOMMUNICATIONS - 1.5%
8,954	BCE, Inc.	398,811
6,000	Verizon Communications, Inc.	280,380
		679,191
	WATER - 0.3%
500,000	Thai Tap Water Supply PCL	154,459

	TOTAL COMMON STOCKS (Cost $12,883,303)	14,036,259

	EXCHANGE TRADED FUNDS - 3.3%
	COMMODITY FUND - 0.7%
1,830	ETFS Gold Trust	231,825
1,300	ETFS Physical Precious Metal Basket Shares	89,505
		321,330
	DEBT FUND - 1.4%
22,500	Global X SuperIncome Preferred ETF	340,200
5,000	SPDR DB International Government Inflation-Protected Bond ETF	306,000
		646,200
	EQUITY FUND - 1.2%
17,000	Global X Uranium ETF	260,865
3,000	iShares MSCI New Zealand Capped ETF	130,230
8,000	Market Vectors Vietnam ETF	160,480
		551,575

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,581,066)	1,519,105

	EXCHANGE TRADED NOTES - 0.5%
	COMMODITY FUNDS - 0.5%
4,000	Credit Suisse Silver Shares Covered Call ETN	59,200
10,500	Gold Shares Covered Call ETN	146,160
	TOTAL EXCHANGE TRADED NOTES (Cost $210,807)	205,360

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2014
Shares		Fair Value

	MUTUAL FUNDS - 3.9%
	CLOSED-ENDED FUNDS - 3.9%
49,034	AllianceBernstein Income Fund, Inc.	$ 362,852
16,500	Central Fund of Canada Ltd.	226,875
5,100	Central Gold Trust	231,744
10,167	Kayne Anderson MLP Investments	375,467
35,000	Sprott Physical Gold Trust	374,500
28,000	Sprott Physical SilverTrust - Trust Unit	214,760
	TOTAL MUTUAL AND CLOSED-ENDED FUNDS (Cost $1,852,755)	1,786,198

	PRIVATE INVESTMENT FUNDS - 12.1%
2,500	JAC Long/Short Equity Fund LLC # **	2,504,826
400	Twentieth Century Masters Collection, LLC ^ # **	2,000,000
1,000,000	wPraxis Fund Ltd.^ **	1,002,280
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $5,500,000)	5,507,106

	SHORT-TERM INVESTMENTS- 50.7%
	MONEY MARKET FUNDS - 50.7%
23,131,941	Morgan Stanley Institutional Liquidity Funds -
	Treasury Securities Portfolio 0.03% +^	23,131,941
5,214	Bank of New York Cash Reserve 0.01% +^	5,214
	TOTAL SHORT-TERM INVESTMENTS (Cost $23,137,155)	23,137,155

	TOTAL INVESTMENTS - 101.2% (Cost $45,165,086) (a)	$ 46,191,183
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(525,652)
	NET ASSETS - 100.0%	$ 45,665,531

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $45,214,673 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,201,337
	Unrealized Depreciation:	(224,827)
	Net Unrealized Appreciation:	$ 976,510

ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts.
* Non-Income producing security.
** Illiquid security. Total illiquid securities represents 12.1% of net assets as of April 30, 2014.
# Affiliated Fund. (See Note 6)
^ All or a portion of this investment is a holding of the West Shore Real Return Income (Cayman) Limited, a consolidated subsidiary.
+ Money market fund; interest rate reflects seven-day effective yield on April 30, 2014.

Additional Information on Investments in Private Investment Funds

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2014

ASSETS
Investments in Unaffiliated Securities at Fair Value (Identified cost $ 40,665,086)	$ 41,686,357
Investments in Affiliated Securities at Fair Value (Identified cost $ 4,500,000)	4,504,826
Dividends and interest receivable	35,452
Receivable for foreign tax reclaims	3,058
Prepaid expenses and other assets	7,204
TOTAL ASSETS	46,236,897

LIABILITIES
Payable for investments purchased	490,169
Investment advisory fees payable	23,525
Distribution (12b-1) fees payable	49
Fees payable to other affiliates	10,018
Accrued expenses and other liabilities	47,605
TOTAL LIABILITIES	571,366
NET ASSETS	$ 45,665,531

Net Assets Consist Of:
Paid in capital	$ 44,637,145
Undistributed net investment loss	(43,357)
Accumulated net realized gain from security transactions	45,627
Net unrealized appreciation of investments	1,026,116
NET ASSETS	$ 45,665,531

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2014
Net Asset Value Per Share:
Class A Shares:
Net Assets ($0 par value, unlimited shares authorized)	$ 11,315
Shares of beneficial interest outstanding	1,085
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 10.43
Maximum offering price per share (maximum sales charge of 5.75%) (a) (b)	$ 11.07

Class I Shares:
Net Assets ($0 par value, unlimited shares authorized)	$ 45,337,478
Shares of beneficial interest outstanding	4,345,065
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.43

Class N Shares:
Net Assets ($0 par value, unlimited shares authorized)	$ 316,728
Shares of beneficial interest outstanding	30,372
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.43

Class R Shares:
Net Assets ($0 par value, unlimited shares authorized)	$ 10
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.43	*

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.
(b) Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.
* NAV may not recalculate due to rounding of shares.

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2014 **

INVESTMENT INCOME
Dividends	$ 169,684
Interest	641
Less: Foreign withholding taxes	(5,411)
TOTAL INVESTMENT INCOME	164,914

EXPENSES
Investment advisory fees	121,018
Distribution (12b-1) fees:
Class A	7
Class C	81
Legal fees	39,760
Transfer agent fees	28,026
Audit fees	21,000
Accounting services fees	13,314
Administrative services fees	11,163
Compliance officer fees	7,291
Printing and postage expenses	6,976
Custodian fees	4,536
Registration fees	3,427
Trustees fees and expenses	2,487
Non 12b-1 shareholder servicing	2,397
Insurance expense	993
Other expenses	3,411
TOTAL EXPENSES	265,887

Less: Fees waived by the Adviser	(52,985)

NET EXPENSES	212,902
NET INVESTMENT LOSS	(47,988)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	59,505
Foreign currency transactions	(5,091)
Distributions of capital gains from underlying investment companies	1,643
56,057
Net unrealized gain from:
Investments	1,026,097
Foreign currency translations	19
1,026,116
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,082,173

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,034,185

** The West Shore Real Return Income Fund commenced operations on December 6, 2013.

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
April 30, 2014 ^
FROM OPERATIONS
Net investment loss	$ (47,988)
Net realized gain from security transactions and foreign currency transactions	54,414
Distributions of capital gains from underlying investment companies	1,643
Net change in unrealized appreciation of investments and foreign currency translations	1,026,116
Net increase in net assets resulting from operations	1,034,185

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(5,797)
Class N	(2)
Net decrease in net assets resulting from distributions to shareholders	(5,799)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,327
Class I	58,956,300
Class N	315,356
Class R	10
Net asset value of shares issued in reinvestment of distributions:
Class I	6
Class N	2
Redemption fee proceeds:
Class A	1
Class I	3,962
Class N	14
Payments for shares redeemed:
Class A	(9)
Class I	(14,649,824)
Net increase in net assets resulting from shares of beneficial interest	44,637,145

TOTAL INCREASE IN NET ASSETS	45,665,531

NET ASSETS
Beginning of Period	-
End of Period*	$ 45,665,531
*Includes undistributed net investment loss of:	$ (43,357)
^ The West Shore Real Return Income Fund commenced operations on December 6, 2013.

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the
	Period Ended
	April 30, 2014 ^
SHARE ACTIVITY
Class A:
Shares Sold	1,086
Shares Redeemed	(1)
Net increase in shares of beneficial interest outstanding	1,085

Class I:
Shares Sold	5,809,677
Shares Reinvested	1
Shares Redeemed	(1,464,613)
Net increase in shares of beneficial interest outstanding	4,345,065

Class N:
Shares Sold	30,372
Shares Reinvested	0	*
Net increase in shares of beneficial interest outstanding	30,372

Class R:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

^ The West Shore Real Return Income Fund commenced operations on December 6, 2013.
* Amount of shares is less than 1.

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Period Ended April 30, 2014 (1)	Class A	Class I		Class N		Class R
Net asset value, beginning of period	$ 10.00	$ 10.00		$ 10.00		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.04)	(0.02)		(0.03)		-
Net realized and unrealized
gain on investments	0.47	0.45		0.46		0.43
Total from investment operations	0.43	0.43		0.43		0.43

Less distributions from:
Net investment income	-	(0.00)	(7)	(0.00)	(7)	-
Total distributions	-	(0.00)	(7)	(0.00)	(7)	-

Net asset value, end of period	$ 10.43	$ 10.43		$ 10.43		$ 10.43

Total return (3)(6)	4.30%	4.34%		4.32%		4.30%

Net assets, at end of period (000s)	$ 11	$ 45,337		$ 317		$ 10	(9)

Ratio of gross expenses to average
net assets (4)(5)	2.58%	2.18%		2.43%		2.68%
Ratio of net expenses to average
net assets (5)	2.15%	1.75%		2.00%		2.25%
Ratio of net investment loss
to average net assets (5)(8)	(0.99)%	(0.38)%		(0.62)%		(0.88)%

Portfolio Turnover Rate (6)	8%	8%		8%		8%

(1)	The West Shore Real Return Income Fund's Class A, Class I, Class N and Class R shares commenced operations on December 6, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Annualized for periods less than one year.
(6) Not Annualized.
(7) Amount represents less than $0.01 per share.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(9) Actual net assets, not truncated.

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

April 30, 2014

 1.

ORGANIZATION

The West Shore Real Return Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.  The Fund commenced operations on December 6, 2013. The investment objective is to seek a combination of capital growth and current income.

Consolidation of Subsidiary – West Shore Real Return Income (Cayman) Limited (WSRRIL) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund include the accounts of WSRRIL, which is a wholly-owned and controlled foreign subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund offers Class A, Class I, Class N and Class R shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported consolidated amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund’s investments in private investment funds are presented at fair value as determined by the Adviser. The Fund’s private investment funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate.  In accordance with GAAP, as a

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2014

practical expedient, the fair value of the Fund’s ownership in private investment funds is determined based on the Fund’s pro-rata interest in the net assets of each private investment fund. The private investment funds value their underlying investments at fair value in accordance with policies established by such private investment funds, as described in each of their consolidated financial statements and offering memorandums.  The Fund’s valuation method utilizes financial information supplied by each private investment fund and is net of management and incentive fees or allocations payable to the private investment fund’s manager pursuant to the private investment fund’s pertinent agreements.  These investments are classified as Level 2 investments as they can be redeemed monthly at fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2014

subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2014, for the Funds’ assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,036,259	$ -	$ -	$ 14,036,259
Exchange Traded Funds	1,519,105	-	-	1,519,105
Exchange Traded Notes	205,360	-	-	205,360
Mutual Funds	1,786,198	-	-	1,786,198
Private Investment Funds	-	3,507,106	2,000,000	5,507,106
Money Market Funds	23,137,155	-	-	23,137,155
Total	$ 40,684,077	$ 3,507,106	$ 2,000,000	$ 46,191,183

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

 *Refer to the Schedule of Investments for classifications.

The Twentieth Century Masters Collection, LLC does not timely report periodic NAVs and therefore cannot be valued using the practical expedient. The Valuation Committee determines the fair value by considering various factors such as semi-annual auction events and annual appraisals which are reviewed monthly.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2014

A summary of the Funds’ investment in the CFCs is as follows:

For tax purposes, WSRRIL is an exempted Cayman investment company.  WSRRIL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, WSRRIL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, WSRRIL’ net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Foreign Currency – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2014

assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2014, amounted to $23,353,977 and $1,387,230 respectively.

4. ADVISORY FEES AND OTHER FEES PAID TO AFFILIATED PARTIES

Advisory Fees - West Shore Group, LLC serves as the Fund’s Investment Adviser (the “Adviser”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least February 28, 2015, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.15%, 1.75%, 2.00%, and 2.25%, of the Fund’s average daily net assets for Class A, Class I, Class N, and Class R shares, respectively;   subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2014

years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.15%, 1.75%, 2.00%, and 2.25% of average daily net assets attributable to Class A, I, N, and R shares, respectively the Adviser shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed the limitations of average daily net assets for each class respectively.  If Fund Operating Expenses attributable to Class A, I, N and R shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the Fund by the following date:

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.40%, 0.25%, and 0.50% of its average daily net assets for Class A, N, and Class R, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class I, Class N and Class R shares.   The Distributor is an affiliate of GFS. For the period ended April 30, 2014, the Distributor received $692 in underwriting commissions for sales of Class A shares, of which $92 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2014

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5.   REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended April 30, 2014, the Fund assessed $3,977 in redemption fees.

6.   INVESTMENTS IN AFFILIATED COMPANIES

An ‘‘affiliated company’’ of a mutual fund includes, among others: any company where the fund owns 5% or more of the company’s voting securities, and any company under common control with the fund.  Companies which are affiliates of the Fund at April 30, 2014, are noted in the Fund’s Consolidated Portfolio of Investments.

The JAC Long/Short Equity Fund LLC (the “JAC Fund”) is a private fund and may be considered an affiliated company of the Fund because a portfolio manager of the Fund is a principal of JAC Capital Advisors, LLC, the sponsor and general partner of the JAC Fund.  Thus, the Fund and the JAC Fund may be viewed as being under common control.  Twentieth Century Masters Collection, LLC (“TCMC”) is a private fund and also may be an affiliated company of the Fund because the Fund owns more than 5% of the outstanding interests in TCMC.

Transactions during the period with the JAC Fund and TCMC were as follows:

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended April 30, 2014 was as follows:

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2014

As of April 30, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis accumulated net investment loss, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for partnerships and real estate investment trust.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for real estate investment trusts and passive foreign investment companies, resulted in reclassifications for the period ended April 30, 2014 as follows:

8. SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated through the date the consolidated financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following:

Subsequent to the fiscal period ended April 30, 2014, the Fund submitted a request for the withdrawal of the balance of its investment in the JAC Long/Short Equity Fund LLC (the “JAC Fund”) due to the possible affiliation of JAC Capital Advisors, LLC, the sponsor and general partner of the JAC Fund, and the Fund.  The Fund expects that its investment will be liquidated and processed on July 1, 2014.  The Adviser will reimburse the Fund for any short-fall between the Fund’s purchase price and redemption price regarding its JAC Fund investment.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

West Shore Real Return Income Fund

We have audited the accompanying consolidated statement of assets and liabilities of West Shore Real Return Income Fund (the “Fund”), including the consolidated portfolio of investments, as of April 30, 2014, and the consolidated related statements of operations, changes in net assets, and financial highlights for the period December 6, 2013 (Commencement of Operations) to April 30, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements.  Our procedures included confirmation of investments owned as of April 30, 2014 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of West Shore Real Return Income Fund as of April 30, 2014, and the results of its operations, its changes in net assets, and its financial highlights for the period December 6, 2013 (Commencement of Operations) to April 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

/s/

Rothstein Kass

Roseland, New Jersey

June 27, 2014

WEST SHORE REAL RETURN INCOME FUND

EXPENSE EXAMPLES (Unaudited)

April 30, 2014

As a shareholder of the West Shore Real Return Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 6, 2013 through April 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the West Shore Real Return Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/6/13	Ending Account Value 4/30/14	Expenses Paid During Period* 12/6/13 – 4/30/14	Expense Ratio During Period** 12/6/13 – 4/30/14
Class A	$1,000.00	$1,043.00	$8.72	2.15%
Class I	1,000.00	1,043.40	7.10	1.75
Class N Class R	1,000.00 1,000.00	1,043.20 1,043.00	8.12 9.13	2.00 2.25

Hypothetical (5% return before expenses)	Beginning Account Value 12/6/13	Ending Account Value 4/30/14	Expenses Paid During Period* 12/6/13 – 4/30/14	Expense Ratio During Period** 12/6/13 – 4/30/14
Class A	$1,000.00	$1,014.13	$10.74	2.15%
Class I	1,000.00	1,016.12	8.75	1.75
Class N Class R	1,000.00 1,000.00	1,014.88 1,014.88	9.99 11.23	2.00 2.25

*”Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (145) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

**Annualized.

West Shore Real Return Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2014

Approval of Advisory Agreement – West Shore Real Return Income Fund

At a meeting held on July 1, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including a majority of the Independent Trustees, considered the approval of an investment advisory agreement  (the “Agreement”) between West Shore Group, LLC (“West Shore” or the “Adviser”) and the Trust, on behalf of the West Shore Real Return Income Fund (the “Fund”), a new series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s investment management personnel; (b) an overview of the Adviser’s operations and financial condition; (c) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (d) a comparison of the Fund’s proposed advisory fee and projected expense ratio with those of comparable mutual funds; (e) the anticipated level of profitability from the Adviser’s fund-related operations; (f) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (g) information regarding the historical performance record of separate accounts managed by an affiliate of the Adviser whose individual investment strategies will collectively comprise the investment strategy proposed to be utilized by the Fund.  The Board also took into account the presentation and materials provided by the Adviser at its previous meeting on June 12, 2013.

In its consideration of the Agreement, the Board did not identify any single factor as controlling.  Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by West Shore related to the proposed Agreement  with the Trust on behalf of the Fund, including the proposed Agreement, a description of the manner in which investment decisions are to be made and executed, a review of the financial condition of West Shore’s parent company, a review of the professional personnel that would perform services for the Fund, a representation from West Shore that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics.

In reaching its conclusions, the Board considered that an affiliate of West Shore has experience in financial planning and portfolio management services for high net worth clients. The Board considered the experience and qualifications of West Shore’s portfolio management team, the performance of similar investment strategies managed by West Shore that are intended to comprise the investment strategies of the Fund, and West Shore’s quantitative research capabilities.  It was considered that, although West Shore was a newly registered entity and had no previous experience in advising a registered investment company, the background and experience of West Shore’s personnel and portfolio management team would be sufficient to allow them to operate within the mutual fund market. The Board concluded that West Shore had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Agreement and that the nature, overall quality and extent of the management services to be provided by West Shore to the Fund were satisfactory and reliable.

Performance. The Board considered that the Fund and the Fund’s proposed investment adviser are newly formed and as such did not have a record of prior performance to submit at the Meeting. The Board reviewed and considered the prior performance of certain separate accounts managed by an affiliate of West Shore, which utilize certain of the individual investment strategies that will comprise the aggregated investment strategy of the Fund. The Board noted that the performance of those strategies for the year-to-date, three- and five-year periods was positive. The Board also considered a comparison of the prior performance record against the performance of a pertinent benchmark and other funds employing similar investment strategies.  The Board concluded that the prior performance was satisfactory and that West Shore was expected to obtain an acceptable level of investment returns.

West Shore Real Return Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2014

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by West Shore, the Board considered a comparison of proposed advisory fees and total operating expense data included in the Board Materials and reviewed the Fund’s proposed advisory fee and projected expense ratio compared to a peer group comprised of funds with similar investment objectives and strategies (“Peer Group”). The Board noted that West Shore proposed to charge a total advisory fee of 1.00% of the Fund’s average net assets. The Board considered that the proposed advisory fee was higher than the median of the Peer Group, but that it was within the range of the advisory fees charged by its competitors. It was also considered that West Shore had demonstrated a positive performance track record with respect to the Fund’s portfolio management team, and that the proposed advisory fee would be reasonable in light of this performance record and the services expected to be provided by West Shore to the Fund.

The Board also considered that West Shore has agreed to reimburse expenses to limit net annual operating expenses to 2.15%, 1.75%, 2.00% and 2.25% of the average net assets of Class A, Class I Class N, and Class R of the Fund, respectively. The Board concluded that the proposed contractual advisory fee to be paid to West Shore and the proposed expense limitations were fair and reasonable.

Profitability. The Board considered West Shore’s anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided to the Fund and the Fund’s projected growth. The Board reviewed an estimated profitability analysis prepared by West Shore and concluded that because of the Fund’s expected asset levels and advisory fee structure, it was satisfied that West Shore’s level of profitability from its relationship with the Fund would not be excessive based on the anticipated net assets during the Fund’s initial start-up phase.

Economies of Scale. The Board considered whether West Shore would realize economies of scale with respect to its management of the Fund. The Board reviewed and considered an estimated profitability analysis and selected financial information of West Shore included in the Board Materials and provided at the Meeting. The Board noted that although the current advisory fee schedule does not include breakpoints, West Shore would consider reducing the advisory fee in the future once the Fund achieves scale. The Board concluded that, for the initial term of the Agreement, based on the services to be provided and the projected growth of the Fund, the advisory fees were reasonable and West Shore’s anticipated profits from its relationship with the Fund were not excessive.

Conclusion. Having requested and received such information from West Shore as the Board believed to be necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

West Shore Real Return Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2014

Trustees and Officers.  The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below.   Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska  68130.

Independent Trustees

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2007); Managing Director, Rabobank International (2006-2007)	9	Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee, Audit Committee Chairman	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (since 1985)	9	Schroder Global Series Trust (since 2012); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013)
Neil M. Kaufman Year of Birth: 1960	Trustee	Indefinite, Since 2012	Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (since 2011); Partner, Davidoff, Malito & Hutcher, LLP (2004-2010)	9	None
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Assistant Professor, University of Washington School of Law (since 2010); Partner, Howard Rice, P.C. (2007-2010); Associate, Howard Rice, P.C. (2002-2007)	9	None

4/30/14 – Two Roads v2

West Shore Real Return Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2014

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Inception

Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer , Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011)

			N/A	Northern Lights Fund Trust (since 2013)
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013

Assistant Vice President, Gemini Fund Services, LLC, (2012 – present); Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012); Senior Specialist, BNY Mellon Investment Servicing (US), Inc. (formerly PNC Global Investment Servicing (US) Inc.) (2008-2011).

			N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Treasurer Since Inception	Vice President from 2004 to Present; Senior Fund Administrator from 1999 to 2004, Gemini Fund Services, LLC.	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception

Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present); Compliance Officer, Mick & Associates (August, 2009 - September 2011); Assistant Director, FINRA (January 2000 – August 2009).

			N/A	N/A

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-973-8637.

4/30/14 – Two Roads v2

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION
Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

•

Social Security number and income

•

Account transactions and transaction history

•

Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do
How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or give us contact information

•

provide account information or give us your income information

•

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you. • Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-397-8728 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-973-8637.

INVESTMENT ADVISER

West Shore Group, LLC

21 East Euclid Avenue

Haddonfield, New Jersey 08033

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Gersten is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 – $18,000

(b)

Audit-Related Fees

2014 – None

(c)

Tax Fees

2014 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2014

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/9/14

By (Signature and Title)

/s/ James Colantino

       James Colantino, Treasurer

Date

7/9/14